Balance Sheet Components - Schedule of Prepaid and Other Current Assets (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Angion Pty tax receivable	$ 7	$ 781	$ 352
Prepaid insurance	1,103	275	0
Security deposit	101	131	0
Other	326	498	360
Total prepaid and other current assets	$ 1,537	$ 1,685	$ 7,690